Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Inventories
Spare parts and accessories of flight equipment		$ 294,390			$ 271,454
Miscellaneous supplies		7,518			7,505
Total		301,908		$ 13,984	$ 278,959
Consumption of inventories included in maintenance expense	$ 234,691	$ 284,687	$ 290,206